Income Taxes - Schedule of a Reconciliation of Income Tax Expense (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of a Reconciliation of Income Tax Expense [Abstract]
Loss before income taxes	$ (1,474,928)	$ (1,016,991)
Statutory tax rate of 25%	$ (368,732)	$ (254,248)
Statutory tax rate of 25%, percentage	25.00%	25.00%
Reconciling items:
Tax effect of non-deductible expense,	$ 618	$ 570
Tax effect of non-deductible expense, percentage		(0.10%)
Tax effect of PRC preferential tax rates	$ 1,176	$ 1,293
Tax effect of PRC preferential tax rates, percentage	(0.10%)	(0.10%)
Effect of non-PRC entities not subject to PRC tax	$ 202,164	$ 111,338
Effect of non-PRC entities not subject to PRC tax, percentage	(13.70%)	(10.90%)
Effective Income Tax Rate Reconciliation Other Reconciling Items Amount	$ 59,911	$ 40,165
Others, percentage	(4.10%)	(3.90%)
Income tax benefit	$ (104,863)	$ (100,882)
Income tax benefit, percentage	7.10%	10.00%
Tax Jurisdiction of Domicile [Extensible Enumeration]	Income tax benefit